Organization and Basis of Presentation - Additional Information (Detail) $ in Millions		1 Months Ended
	Apr. 14, 2014 USD ($) Hotel shares	Apr. 30, 2015 shares	Nov. 30, 2014 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Organization And Basis Of Presentation [Line Items]
Number of hotels acquired | Hotel	14
Aggregate of common stock of Holdings				131,750,715	130,974,073
Business acquisition ownership interest percentage	100.00%
Business acquisition cash paid | $	$ 0.8
Blackstone [Member]
Organization And Basis Of Presentation [Line Items]
Percentage of common shares outstanding			45.20%	30.10%
Parent Company [Member]
Organization And Basis Of Presentation [Line Items]
Aggregate of common stock of Holdings				81,060,000
IPO [Member]
Organization And Basis Of Presentation [Line Items]
Initial public offering, issued and sold	44,000,000
Secondary Offering [Member] | Blackstone [Member]
Organization And Basis Of Presentation [Line Items]
Initial public offering, issued and sold		23,900,000	23,000,000